FIXED ASSETS AND GOODWILL (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Depreciation expense	$ 11,129
Goodwill, Impairment Loss	22,203,422
Tickeri [Member]
Goodwill, Impairment Loss	16,733,272
Monster Creative Transaction [Member]
Goodwill, Impairment Loss	$ 5,470,150